Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net

	As of December 31,
	2012	2011
	(In $ millions)
Land	49	56
Land improvements	45	41
Buildings and building improvements	675	636
Machinery and equipment	3,760	3,514
Construction in progress	327	338
Gross asset value	4,856	4,585
Accumulated depreciation	(1,506)	(1,316)
Net book value	3,350	3,269

Assets under capital leases, net, included in the amounts above are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Buildings	34	33
Machinery and equipment	290	274
Accumulated depreciation	(122)	(96)
Net book value	202	211

Capitalized interest costs and depreciation expense are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Capitalized interest	7	4	2
Depreciation expense	261	232	195

During 2012, 2011 and 2010, certain long-lived assets were impaired (Note 4 and Note 17).